Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In November 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $30,000. Subsequently, in December 2020 the Company effectuated a 5-for-4 stock split, pursuant to which an additional 1,437,500 shares of Class B common stock were issued, resulting in an aggregate of 7,187,500 Founder Shares issued and outstanding. The Founder Shares included an aggregate of up to 937,500 Founder Shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. In January 2021, the Sponsor transferred 40,000 founder shares to each of three Director nominees, none of which are subject to forfeiture in the event that the underwriters’ over-allotment option was not exercised in full. As a result of the underwriters’ election to fully exercise their over-allotment option March 4, 2021, no Founder Shares are currently subject to forfeiture.

The transfer of the Founders Shares to the Company’s director nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares were effectively transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified).

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on March 4, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $20,000 per month for office space, secretarial, and administrative support services. For the three months ended March 31, 2024, the Company incurred $60,000 in fees for these services. For the three months ended March 31, 2023, the Company incurred and paid $60,000 in fees for these services. There were $60,000 and $0 of fees outstanding for these services as of March 31, 2024 and December 31, 2023.

Promissory Notes — Related Parties

On December 21, 2020, the Sponsor issued an unsecured promissory note to the Company (the “IPO Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The IPO Promissory Note was non-interest bearing and payable on the earlier of (i) July 31, 2021, or (ii) the consummation of the Initial Public Offering. The outstanding balance under the IPO Promissory Note of $149,992 was repaid at the closing of the Initial Public Offering on March 4, 2021. No future borrowings are permitted.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Upon completion of the Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination had not closed, the Company could use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

The Company has determined that bifurcation of a single derivative that comprises all of the fair value of the conversion feature (i.e., derivative instrument) is necessary under ASC 815-15-25-7 through 25-10. As a result, the derivative value was deemed to be de minimis at the issuance date and at each subsequent reporting date resulting in no change in the value of the derivative. The derivative will continue to be monitored and measured at each reporting period until the notes are settled.

On December 29, 2021, the Company issued its First Promissory Note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000. The note was issued in connection with advances the Sponsor may make in the future, to the Company for working capital expenses. Upon issuance, $750,000 was drawn down on the note with an additional $200,000 drawn down on March 17, 2022. On April 21, 2022, the Company drew down the remaining $550,000 pursuant to the terms of the First Promissory Note. Following this drawdown, the full $1,500,000 available under the First Promissory Note was outstanding. There are no remaining funds available under the First Promissory Note for future drawdowns.

On February 23, 2023, the Company issued an unsecured promissory note in the principal amount of $500,000 in favor of the Sponsor (the “Second Promissory Note”), which was funded in full by the Sponsor upon execution of the Second Promissory Note. The Second Promissory Note is not convertible into Working Capital Warrants or any other security pursuant to its terms. As of March 31, 2024 and December 31, 2023, the Company had $500,000 outstanding balance under this Second Promissory Note, respectively.

In connection with the approval by the Company’s stockholders of the Extension Date at the Special Meeting, the Sponsor issued to the Company an unsecured promissory note that matures upon the Company closing its initial Business Combination (the “Third Promissory Note”). Following the Extension Proposal being approved, the Sponsor funded $640,000 of the Third Promissory Note. Pursuant to the terms of the Third Promissory Note, on each Additional Charter Extension Date, the Sponsor must fund the lesser of (a) $160,000 or (b) $0.04 for each public share that is not redeemed in connection with the Special Meeting for an aggregate deposit of up to the lesser of (x) $1,120,000 or (y) $0.28 for each public share that is not redeemed in connection with the Special Meeting (if all seven additional monthly extensions are exercised). As of March 31, 2024 and December 31, 2023, the Company had a $1,600,000 outstanding balance under this Third Promissory Note. Additionally, on January 5, 2024, the Company drew down an additional $160,000 pursuant to the Third Promissory Note. Upon completion of the Business Combination, the Company would, at the option of the Sponsor, repay the amounts loaned under the Third Promissory Note or convert a portion or all of the amounts loaned under such promissory note into warrants, which warrants will be identical to the private placement warrants issued in connection with the Company’s initial public offering. If the Company had not completed an initial Business Combination by the Subsequent Charter Extension Date, such promissory note would be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.

On June 13, 2023, the Company issued an unsecured promissory note in the principal amount of $2,000,000 in favor of the Sponsor (the “Fourth Promissory Note” and together with the First Promissory Note, the Second Promissory Note and the Third Promissory Note, the “Promissory Notes”), of which $700,000 was funded by the Sponsor upon execution of the Note. On September 27, 2023, the Company drew down an additional amount of $500,000 pursuant to the terms of the Fourth Promissory Note, after which $1,200,000 was outstanding under the Note. An additional $50,000 was drawn on the Fourth Promissory Note on March 11, 2024. There remains $750,000 available under the Note for future drawdowns. The Fourth Promissory Note bears interest at 15% per annum and matures upon closing of the Company’s initial business combination or the date that the winding up of the Company is effective (such date, the “Maturity Date”). The Fourth Promissory Note is not convertible into Working Capital Warrants or any other security. In the event that the Company had not consummated an initial business combination, the Fourth Promissory Note would be repaid only from funds held outside of the Trust Account established in connection with the Company’s initial public offering or will be forfeited, eliminated or otherwise forgiven. The Fourth Promissory Note may be further drawn down from time to time prior to the Maturity Date upon request by the Company subject to the Sponsor’s approval. The Fourth Promissory Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Fourth Promissory Note and all other sums payable with regard to the Fourth Promissory Note becoming immediately due and payable. As of March 31, 2024 and December 31, 2023, the Company had a $480,000 and $1,200,000 outstanding balance under this Fourth Promissory Note. As of March 31, 2024 and December 31, 2023, the Company incurred $33,736 and $89,408 of interest expense, respectively, which is included in Accrued Expenses on the balance sheet. An additional $50,000 was drawn on the Fourth Promissory Note on March 11, 2024.

Notwithstanding the original terms the Promissory Notes, the Company and Legacy iLearningEngines agreed, pursuant to the Merger Agreement, that if the Closing occurs, the Sponsor will have the option for the principal and interest outstanding under the Promissory Notes to be repaid in cash or convert into common stock of the Surviving Corporation at a price per share equal to $10.00 per share at the Closing; provided, however, that to the extent the Acquiror Transaction Expenses (as defined in the Merger Agreement) exceed $30,000,000, then the Promissory Notes will be settled by the conversion of an amount equal to the lesser of (i) the principal and interest outstanding under the Promissory Notes and (ii) the Excess Transaction Expenses (as defined in the Merger Agreement) into common stock of the Surviving Corporation at a price per share equal to $10.00 per share.

The Board approved a draw of an aggregate of $160,000 (the “First Extension Funds”) pursuant to the Third Promissory Note, between the Company and Arrowroot Acquisition LLC (the “Lender”), which First Extension Funds were deposited into the Company’s Trust Account on July 6, 2023. This deposit enabled the Company to extend the date by which it must complete its initial business combination from July 6, 2023 to August 6, 2023 (the “First Extension”). The First Extension was the first of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 (the “Second Extension Funds”) pursuant to the Third Promissory Note, which Second Extension Funds were deposited into the Company’s Trust Account on August 4, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from August 6, 2023 to September 6, 2023 (the “Second Extension”). The Second Extension is the second of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Third Extension Funds”), which Third Extension Funds were deposited into the Company’s Trust Account on September 6, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from September 6, 2023 to October 6, 2023 (the “Third Extension”). The Third Extension is the third of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Fourth Extension Funds”), which Fourth Extension Funds were deposited into the Company’s Trust Account on October 4, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from October 6, 2023 to November 6, 2023 (the “Fourth Extension”). The Fourth Extension is the fourth of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Fifth Extension Funds”), which Fifth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on November 2, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from November 6, 2023 to December 6, 2023 (the “Fifth Extension”). The Fifth Extension is the fifth of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Sixth Extension Funds”), which Sixth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on December 2, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from December 6, 2023 to January 6, 2024 (the “Sixth Extension”). The Sixth Extension is the sixth of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Seventh Extension Funds”), which Seventh Extension Funds were deposited into the Company’s Trust Account for its public stockholders on January 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from January 6, 2024 to February 6, 2024 (the “Seventh Extension”). The Seventh Extension is the final of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination. The Note does not bear interest and matures upon closing of the Company’s initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Eighth Extension Funds”), which Eighth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on February 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from February 6, 2024 to March 6, 2024 (the “Eighth Extension”). The Eighth Extension is the first of an additional five one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination. The Note does not bear interest and matures upon closing of the Company’s initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Ninth Extension Funds”), which Ninth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on March 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from March 6, 2024 to April 6, 2024 (the “Ninth Extension”). The Ninth Extension is the second of an additional five one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination. The Note does not bear interest and matures upon closing of the Company’s initial business combination.

The Third Promissory Note does not bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company had not consummated an initial business combination, the Third Promissory Note would be repaid only from funds remaining outside of the Company’s Trust Account, if any, or will be forfeited, eliminated, or otherwise forgiven. Up to $1,760,000 of the total principal amount of the Third Promissory Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants issued to the Lender at the time of the initial public offering of the Company.

In the event that the Company had not consummated an initial business combination, the Note would be repaid only from funds remaining outside of the Company’s Trust Account, if any, or will be forfeited, eliminated, or otherwise forgiven. Up to $1,760,000 of the total principal amount of the Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants issued to the Lender at the time of the initial public offering of the Company.

Pursuant to the terms of the Merger Agreement by and among Arrowroot Acquisition Corp., ARAC Merger Sub, Inc. and Legacy iLearningEngines, at closing Arrowroot Acquisition LLC elected to settle $500,000 of the Acquiror Transaction Expenses (as defined in the Agreement) in cash and convert the balance of the Acquiror Transaction Expenses into shares of common stock of the New iLearningEngines (“New iLearningEngines Common Stock”).

Forward Purchase Agreement

On April 26, 2023, the Company and Polar Multi-Strategy Master Fund, a Cayman Islands exempted company (“Polar”) entered into an agreement (“Forward Purchase Agreement”), pursuant to which, among other things, the Company agreed to purchase up to 2,500,000 shares from Polar at $10.77 per share (the “Initial Price”), which is $10.17 (the “Redemption Price”, plus $0.60). In exchange for the Company’s purchase of the shares, Polar agreed to waive redemption rights on the shares that Polar owns in connection with the Business Combination.

The Forward Purchase Agreement provides that at the closing of the Business Combination, the Company will pre-pay Polar for the forward purchase an amount equal to the sum of (x) the number of Class A Ordinary Shares owned by Polar on the day prior to the closing of a business combination multiplied by the Redemption Price (the “Polar Shares”) and (y) the proceeds from Polar’s purchase of a number of Class A Ordinary Shares of up to 2,500,000 shares less the Polar Shares (the “Prepayment Amount”).

The scheduled maturity date of the forward transaction is one year from the closing of the Business Combination (the “Maturity Date”), except that the Maturity Date may be accelerated if the shares trade under $2.00 for 10 out of 30 days or the shares are delisted by Nasdaq. Polar has the right to early terminate the transaction (in whole or in part) before the Maturity Date by delivering notice to the Company. If Polar terminates the Forward Purchase Agreement with respect to some or all of the shares prior to the Maturity Date, Polar will return an amount to the Company equal to the number of terminated shares multiplied by the Redemption Price. The Company can terminate the Forward Purchase Agreement prior to the redemption deadline if the Company pays Polar a $300,000 break-up fee. On the Maturity Date, the Company may be required to make a cash payment to Polar if Polar has not terminated the Forward Purchase Agreement in full equal to the number of shares (less any shares terminated prior to the Maturity Date) multiplied by $0.60.

Upon closing of the Business Combination, the Company agreed to pay $246,000 and shares of iLearningEngines have been issued as repayment for the Forward Purchase Agreement.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In November 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $30,000. Subsequently, in December 2020 the Company effectuated a 5-for-4 stock split, pursuant to which an additional 1,437,500 shares of Class B common stock were issued, resulting in an aggregate of 7,187,500 Founder Shares issued and outstanding. The Founder Shares included an aggregate of up to 937,500 Founder Shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. In January 2021, the Sponsor transferred 40,000 founder shares to each of three Director nominees, none of which are subject to forfeiture in the event that the underwriters’ over-allotment option was not exercised in full. As a result of the underwriters’ election to fully exercise their over-allotment option March 4, 2021, no Founder Shares are currently subject to forfeiture.

The transfer of the Founders Shares to the Company’s director nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares were effectively transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified).

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on March 4, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $20,000 per month for office space, secretarial, and administrative support services. For the years ended December 31, 2023 and 2022, the Company incurred and paid $240,000 and $240,000 in fees for these services, respectively. There were no amounts outstanding in fees for these services at December 31, 2023 and 2022.

Promissory Notes — Related Parties

On December 21, 2020, the Sponsor issued an unsecured promissory note to the Company (the “IPO Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The IPO Promissory Note was non-interest bearing and payable on the earlier of (i) July 31, 2021, or (ii) the consummation of the Initial Public Offering. The outstanding balance under the IPO Promissory Note of $149,992 was repaid at the closing of the Initial Public Offering on March 4, 2021. No future borrowings are permitted.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

The Company has determined that bifurcation of a single derivative that comprises all of the fair value of the conversion feature (i.e., derivative instrument) is necessary under ASC 815-15-25-7 through 25-10. As a result, the derivative value was deemed to be de minimis at the issuance date and at each subsequent reporting date resulting in no change in the value of the derivative. The derivative will continue to be monitored and measured at each reporting period until the notes are settled.

On December 29, 2021, the Company issued its First Promissory Note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000. The note was issued in connection with advances the Sponsor may make in the future, to the Company for working capital expenses. Upon issuance, $750,000 was drawn down on the note with an additional $200,000 drawn down on March 17, 2022. On April 21, 2022, the Company drew down the remaining $550,000 pursuant to the terms of the First Promissory Note. Following this drawdown, the full $1,500,000 available under the First Promissory Note was outstanding. There are no remaining funds available under the First Promissory Note for future drawdowns.

On February 23, 2023, the Company issued an unsecured promissory note in the principal amount of $500,000 in favor of the Sponsor (the “Second Promissory Note”), which was funded in full by the Sponsor upon execution of the Second Promissory Note. The Second Promissory Note is not convertible into Working Capital Warrants or any other security pursuant to its terms. As of December 31, 2023 and 2022, the Company had $500,000 and $0 outstanding balance under this Second Promissory Note, respectively.

In connection with the approval by the Company’s stockholders of the Extension Date at the Special Meeting, the Sponsor issued to the Company an unsecured promissory note that matures upon the Company closing its initial Business Combination (the “Third Promissory Note”). Following the Extension Proposal being approved, the Sponsor funded $640,000 of the Third Promissory Note. Pursuant to the terms of the Third Promissory Note, on each Additional Charter Extension Date, the Sponsor must fund the lesser of (a) $160,000 or (b) $0.04 for each public share that is not redeemed in connection with the Special Meeting for an aggregate deposit of up to the lesser of (x) $1,120,000 or (y) $0.28 for each public share that is not redeemed in connection with the Special Meeting (if all seven additional monthly extensions are exercised). As of December 31, 2023, the Company had a $1,600,000 outstanding balance under this Third Promissory Note. Additionally, on January 5, 2024, the Company drew down an additional $160,000 pursuant to the Third Promissory Note If the Company completes an initial Business Combination, the Company will, at the option of the Sponsor, repay the amounts loaned under the Third Promissory Note or convert a portion or all of the amounts loaned under such promissory note into warrants, which warrants will be identical to the private placement warrants issued in connection with the Company’s initial public offering. If the Company does not complete an initial Business Combination by the Subsequent Charter Extension Date, such promissory note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.

On June 13, 2023, the Company issued an unsecured promissory note in the principal amount of $2,000,000 in favor of the Sponsor (the “Fourth Promissory Note” and together with the First Promissory Note, the Second Promissory Note and the Third Promissory Note, the “Promissory Notes”), of which $700,000 was funded by the Sponsor upon execution of the Note. On September 27, 2023, the Company drew down an additional amount of $500,000 pursuant to the terms of the Fourth Promissory Note, after which $1,200,000 was outstanding under the Note. An additional $50,000 was drawn on the Fourth Promissory Note on March 11, 2024. There remains $750,000 available under the Note for future drawdowns. The Fourth Promissory Note bears interest at 15% per annum and matures upon closing of the Company’s initial business combination or the date that the winding up of the Company is effective (such date, the “Maturity Date”). The Fourth Promissory Note is not convertible into Working Capital Warrants or any other security. In the event that the Company does not consummate an initial business combination, the Fourth Promissory Note will be repaid only from funds held outside of the Trust Account established in connection with the Company’s initial public offering or will be forfeited, eliminated or otherwise forgiven. The Fourth Promissory Note may be further drawn down from time to time prior to the Maturity Date upon request by the Company subject to the Sponsor’s approval. The Fourth Promissory Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Fourth Promissory Note and all other sums payable with regard to the Fourth Promissory Note becoming immediately due and payable. As of December 31, 2023, the Company had a $1,200,000 outstanding balance under this Fourth Promissory Note. As of December 31, 2023, the Company incurred $89,408 of interest expense, which is included in Accrued Expenses on the balance sheet. An additional $50,000 was drawn on the Fourth Promissory Note on March 11, 2024.

Notwithstanding the original terms the Promissory Notes, the Company and iLearningEngines have agreed, pursuant to the Merger Agreement, that if the Closing occurs, the Sponsor will have the option for the principal and interest outstanding under the Promissory Notes to be repaid in cash or convert into common stock of the Surviving Corporation at a price per share equal to $10.00 per share at the Closing; provided, however, that to the extent the Acquiror Transaction Expenses (as defined in the Merger Agreement) exceed $30,000,000, then the Promissory Notes will be settled by the conversion of an amount equal to the lesser of (i) the principal and interest outstanding under the Promissory Notes and (ii) the Excess Transaction Expenses (as defined in the Merger Agreement) into common stock of the Surviving Corporation at a price per share equal to $10.00 per share.

The Board approved a draw of an aggregate of $160,000 (the “First Extension Funds”) pursuant to the Third Promissory Note, between the Company and Arrowroot Acquisition LLC (the “Lender”), which First Extension Funds were deposited into the Company’s Trust Account on July 6, 2023. This deposit enabled the Company to extend the date by which it must complete its initial business combination from July 6, 2023 to August 6, 2023 (the “First Extension”). The First Extension was the first of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 (the “Second Extension Funds”) pursuant to the Third Promissory Note, which Second Extension Funds were deposited into the Company’s Trust Account on August 4, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from August 6, 2023 to September 6, 2023 (the “Second Extension”). The Second Extension is the second of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Third Extension Funds”), which Third Extension Funds were deposited into the Company’s Trust Account on September 6, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from September 6, 2023 to October 6, 2023 (the “Third Extension”). The Third Extension is the third of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Board approved a draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Fourth Extension Funds”), which Fourth Extension Funds were deposited into the Company’s Trust Account on October 4, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from October 6, 2023 to November 6, 2023 (the “Fourth Extension”). The Fourth Extension is the fourth of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Fifth Extension Funds”), which Fifth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on November 2, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from November 6, 2023 to December 6, 2023 (the “Fifth Extension”). The Fifth Extension is the fifth of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Sixth Extension Funds”), which Sixth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on December 2, 2023. This deposit enables the Company to extend the date by which it must complete its initial business combination from December 6, 2023 to January 6, 2024 (the “Sixth Extension”). The Sixth Extension is the sixth of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Seventh Extension Funds”), which Seventh Extension Funds were deposited into the Company’s Trust Account for its public stockholders on January 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from January 6, 2024 to February 6, 2024 (the “Seventh Extension”). The Seventh Extension is the final of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination. The Note does not bear interest and matures upon closing of the Company’s initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Eighth Extension Funds”), which Eighth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on February 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from February 6, 2024 to March 6, 2024 (the “Eighth Extension”). The Eighth Extension is the first of an additional five one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination. The Note does not bear interest and matures upon closing of the Company’s initial business combination.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note (the “Ninth Extension Funds”), which Ninth Extension Funds were deposited into the Company’s Trust Account for its public stockholders on March 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from March 6, 2024 to April 6, 2024 (the “Ninth Extension”). The Ninth Extension is the second of an additional five one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination. The Note does not bear interest and matures upon closing of the Company’s initial business combination.

The Third Promissory Note does not bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate an initial business combination, the Third Promissory Note will be repaid only from funds remaining outside of the Company’s Trust Account, if any, or will be forfeited, eliminated, or otherwise forgiven. Up to $1,760,000 of the total principal amount of the Third Promissory Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants issued to the Lender at the time of the initial public offering of the Company.

In the event that the Company does not consummate an initial business combination, the Note will be repaid only from funds remaining outside of the Company’s Trust Account, if any, or will be forfeited, eliminated, or otherwise forgiven. Up to $1,760,000 of the total principal amount of the Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants issued to the Lender at the time of the initial public offering of the Company.

Forward Purchase Agreement

On April 26, 2023, the Company and Polar Multi-Strategy Master Fund, a Cayman Islands exempted company (“Polar”) entered into an agreement (“Forward Purchase Agreement”), pursuant to which, among other things, the Company agreed to purchase up to 2,500,000 shares from Polar at $10.77 per share (the “Initial Price”), which is $10.17 (the “Redemption Price”, plus $0.60). In exchange for the Company’s purchase of the shares, Polar agreed to waive redemption rights on the shares that Polar owns in connection with the Business Combination.

The Forward Purchase Agreement provides that at the closing of the Business Combination, the Company will pre-pay Polar for the forward purchase an amount equal to the sum of (x) the number of Class A Ordinary Shares owned by Polar on the day prior to the closing of a business combination multiplied by the Redemption Price (the “Polar Shares”) and (y) the proceeds from Polar’s purchase of a number of Class A Ordinary Shares of up to 2,500,000 shares less the Polar Shares (the “Prepayment Amount”).

The scheduled maturity date of the forward transaction is one year from the closing of the Business Combination (the “Maturity Date”), except that the Maturity Date may be accelerated if the shares trade under $2.00 for 10 out of 30 days or the shares are delisted by Nasdaq. Polar has the right to early terminate the transaction (in whole or in part) before the Maturity Date by delivering notice to the Company. If Polar terminates the Forward Purchase Agreement with respect to some or all of the shares prior to the Maturity Date, Polar will return an amount to the Company equal to the number of terminated shares multiplied by the Redemption Price. The Company can terminate the Forward Purchase Agreement prior to the redemption deadline if the Company pays Polar a $300,000 break-up fee. On the Maturity Date, the Company may be required to make a cash payment to Polar if Polar has not terminated the Forward Purchase Agreement in full equal to the number of shares (less any shares terminated prior to the Maturity Date) multiplied by $0.60.